Inventory - Schedule of Inventory (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Line Items]
Inventory total	€ 1,130	€ 3,672
LPG-related services (QIND / Al Shola) [Member]
Schedule of Inventory [Line Items]
Inventory total	1,130
Hydrogen technology (deconsolidated entity) [Member]
Schedule of Inventory [Line Items]
Inventory total		€ 3,672